Unaudited Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Income Statement [Abstract]
Voyage revenues (note 9a)	$ 98,608	$ 101,323	$ 195,934	$ 202,813
Voyage expenses	(373)	(1,167)	(691)	(2,500)
Vessel operating expenses (note 9a)	(24,102)	(24,320)	(45,736)	(48,576)
Depreciation and amortization	(23,209)	(23,530)	(46,778)	(47,640)
General and administrative (note 9a)	(7,068)	(6,254)	(13,776)	(12,662)
Income from vessel operations	43,856	46,052	88,953	91,435
Equity income	29,002	32,924	47,060	53,297
Interest expense (note 7)	(11,153)	(15,068)	(21,257)	(29,899)
Interest income	611	572	1,345	1,220
Realized and unrealized gain (loss) on derivative instruments (note 10)	10,888	(16,335)	(3,144)	(23,856)
Foreign currency exchange (loss) gain (notes 7 and 10)	(9,546)	(66)	16,384	(845)
Other income	335	208	778	426
Net income before income tax expense	63,993	48,287	130,119	91,778
Income tax expense (note 8)	(258)	(375)	(33)	(770)
Net income	63,735	47,912	130,086	91,008
Non-controlling interest in net income	5,642	4,263	8,925	9,113
General Partner's interest in net income	8,568	7,528	17,210	14,683
Limited partners' interest in net income	$ 49,525	$ 36,121	$ 103,951	$ 67,212
Limited partners' interest in net income per common unit:
• Basic	$ 0.63	$ 0.49	$ 1.32	$ 0.91
• Diluted	$ 0.63	$ 0.49	$ 1.32	$ 0.91
Weighted-average number of common units outstanding:
• Basic	78,590,812	74,212,834	78,552,784	74,206,221
• Diluted	78,659,264	74,255,543	78,609,057	74,252,842
Cash distributions declared per common unit	$ 0.7000	$ 0.6918	$ 1.4000	$ 1.3836